Schedule I - Condensed Statement of Loss and Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Condensed Profit or Loss and Other Comprehensive Income of Parent Company [Line Items]
Other income	$ 1,217	$ 1,447	$ 1,054
Fair value change of financial assets at fair value through profit and loss ("FVTPL")	821	323	2
Fair value change of financial liabilities at FVTPL	1,597
Fair value change of convertible preferred shares	(76,430)	(189,646)	(37,424)
Research and development expenses	(34,193)	(35,457)	(35,568)
Administrative expenses	(20,641)	(9,947)	(15,291)
Finance costs	(150)	(93)	(83)
Other expense	(46,003)	(6,608)	(4,522)
Loss before taxation	(172,591)	(240,810)	(94,796)
Income tax expense	10	1	1
Loss and total comprehensive loss for the year, attributable to owners of the Company	(172,601)	(240,811)	(94,797)
Separate [Member]
Disclosure of Condensed Profit or Loss and Other Comprehensive Income of Parent Company [Line Items]
Other income	49	112	42
Fair value change of financial assets at fair value through profit and loss ("FVTPL")	821	323	2
Fair value change of financial liabilities at FVTPL	1,597
Fair value change of convertible preferred shares	(76,430)	(189,646)	(37,424)
Research and development expenses	(7,772)	(992)	(2,643)
Administrative expenses	(13,215)	(1,982)	(4,494)
Finance costs	(28)
Other expense	(46,003)	(5,532)	(4,522)
Share of loss in subsidiaries	(31,610)	(43,094)	(45,757)
Loss before taxation	(172,591)	(240,811)	(94,796)
Income tax expense	(10)
Loss and total comprehensive loss for the year, attributable to owners of the Company	$ (172,601)	$ (240,811)	$ (94,796)